PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	$		$
	December 31,
	2025		2024
Buildings		$3,406,145		$3,414,388
Furniture, fixtures and equipment		327,158		318,502
Leasehold improvements		182,802		160,161
Motor vehicles		2,727		2,732
Construction in progress		—		558

Sub-total		3,918,832		3,896,341
Less: accumulated depreciation and amortization		(1,433,803)		(1,244,172)

Property and equipment, net		$2,485,029		$2,652,169

The depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2025, 2024 and 2023 were $196,985, $194,617 and $158,746, respectively.
The cost and accumulated amortization of
right-of-use
assets held under finance lease arrangements were $1,257 and $190 as of December 31, 2025 and $1,260 and $65 as of December 31, 2024, respectively. Further information on the lease arrangements is included in Note 1
0
.
Under the terms of the Macau gaming law and the Concession, the gaming and gaming support areas comprising the Studio City Casino with an area of 28,784.3 square meters held by Studio City Developments Limited (“SCD”), a subsidiary of SCIH, under a land concession contract and all related

gaming
equipment and utensils (collectively referred to as the “Reversion Assets”), reverted to the Macau government without compensation and free and clear from any charges or encumbrances on December 31, 2022 at the expiration of the previous MRM gaming subconcession. Effective as of January 1, 2023, the Reversion Assets have been transferred by the Macau government to MRM for the duration of the Concession, in return for annual payments for the right to use and operate the Reversion Assets. The Reversion Assets are currently owned by the Macau government and MRM pays an annual fee of
 MOP0.75 (equivalent to $0.09) per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession and such fee will increase to MOP2.5 (equivalent to $0.3) per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the
Concession.
As Studio City Casino continues to be operated in and with the Reversion Assets in the same manner as under the previous MRM gaming subconcession and obtains substantially all of the economic benefits and bears all of the risks arising from the operation of the Reversion Assets, and assuming MRM will be successful in obtaining a new concession upon expiry of the Concession, MRM and SCD continue to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.